Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Operating taxes and levies recognized in the income statement

(in millions of euros)	2020	2019	2018
Territorial Economic Contribution, IFER and similar taxes(1)	(795)	(758)	(820)
Spectrum fees	(341)	(329)	(309)
Levies on telecommunication services	(319)	(276)	(286)
Other operating taxes and levies	(469)	(465)	(425)
Total	(1,924)	(1,827)	(1,840)

(1)  Including (320) million euros regarding the company value-added contribution in 2020.

Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Value added tax	966	996	953
Other operating taxes and levies	138	94	74
Operating taxes and levies - receivables	1,104	1,090	1,027
Value added tax	(652)	(649)	(647)
Territorial Economic Contribution, IFER and similar taxes(1)	(87)	(90)	(94)
Spectrum fees	(21)	(22)	(29)
Levies on telecommunication services	(128)	(118)	(113)
Other operating taxes and levies	(391)	(408)	(439)
Operating taxes and levies - payables	(1,279)	(1,287)	(1,322)
Operating taxes and levies - net	(175)	(197)	(295)

(1)	Including (19) million euros regarding the company value-added contribution in 2020.

Net operating taxes and levies (payable)

(in millions of euros)	2020	2019	2018
Net operating taxes and levies (payables) in the opening balance	(197)	(295)	(217)
Operating taxes and levies recognized in profit or loss	(1,924)	(1,827)	(1,840)
Operating taxes and levies paid	1,929	1,939	1,777
Changes in the scope of consolidation	—	3	(13)
Translation adjustment	20	(16)	(3)
Reclassifications and other items	(3)	(1)	1
Net operating taxes and levies (payables) in the closing balance	(175)	(197)	(295)

Income tax in profit and loss

(in millions of euros)	2020	2019	2018
Orange SA tax group	1,556	(875)	(702)
• Current tax	1,801	(559)	(595)
• Deferred tax	(246)	(316)	(107)
Spanish tax group	(146)	(123)	(164)
• Current tax	(40)	(84)	(65)
• Deferred tax	(106)	(39)	(99)
Africa & Middle East	(341)	(296)	(255)
• Current tax	(343)	(294)	(258)
• Deferred tax	2	(1)	3
United Kingdom	(137)	(66)	(66)
• Current tax	(75)	(66)	(66)
• Deferred tax	(63)	(0)	(0)
Other subsidiaries	(83)	(86)	(122)
• Current tax	(99)	(89)	(128)
• Deferred tax	16	3	6
Total Income taxes	848	(1,447)	(1,309)
• Current tax	1,245	(1,093)	(1,112)
• Deferred tax	(396)	(354)	(197)

In 2020, the Orange group's current tax amounted to 1,245 million euros and included tax income of 2,246 million euros related to the tax dispute in France for fiscal years 2005-2006. In the absence of this income, the tax expense for the Orange group would be (1,397) million euros (including (1,001) million euros in current tax), and the tax expense for the Orange SA tax group would be (690) million euros (including (444) million euros in current tax expense).

Effective income tax on continuing operations

(in millions of euros)	Note	2020	2019	2018
Profit before tax		4,207	4,669	3,467
Statutory tax rate in France		32.02%	34.43%	34.43%
Theoretical income tax		(1,347)	(1,608)	(1,194)
Reconciling items :
Impairment of goodwill (1)	8.1	—	(19)	(19)
Impairment of BT shares	13.7	—	(34)	(30)
Share of profits (losses) of associates and joint ventures		(1)	3	1
Adjustment of prior-year taxes		1	10	23
Recognition / (derecognition) of deferred tax assets		(98)	(36)	(151)
Difference in tax rates (2)		157	192	189
Change in applicable tax rates (3)		(92)	43	(84)
Tax income related to the 2005-2006 tax dispute (4)		2,246	—	—
Other reconciling items		(18)	2	(44)
Effective income tax		848	(1,447)	(1,309)
Effective tax rate		(20.17)%	30.99%	37.75%

(1)	Reconciliation item calculated based on the tax rate applicable to the parent company of the Group. The difference between the tax rate of the parent company and the local tax rate of subsidiaries is presented below in "Difference in tax rates".
(2)	The Group is present in jurisdictions in which tax rates are different from the French tax rate. This mainly includes the United Kingdom (tax rate of 19%) and Spain (tax rate of 25%).
(3)	Takes into account the remeasurement of the deferred tax due to change of tax rate in tax legislation, as well as the impact of the booking over the period of deferred tax at tax rates that differ from the rate applicable in the current fiscal year.
(4)	Relates to the tax income of 2,246 million euros (including interests) recognized in 2020 following the favorable decision handed down on November 13, 2020 by the Conseil d'Etat on the tax dispute in respect of fiscal years 2005-2006. The impact of this tax income on the effective tax rate is (53.3) basis points. Excluding this item, the Group effective tax rate would be 33.2%.

Corporate income tax on other comprehensive income

(in millions of euros)	2020		2019		2018
	Gross	Deferred	Gross	Deferred	Gross	Deferred
	amount	tax	amount	tax	amount	tax
Actuarial gains and losses on post-employment benefits	(31)	6	(109)	30	45	(6)
Assets at fair value	94	—	(16)	—	(30)	—
Cash flow hedges	22	(10)	144	(47)	(67)	18
Translation adjustment	(414)	—	78	—	(7)	—
Other comprehensive income of associates and joint ventures	—	—	—	—	—	—
Total presented in other comprehensive income	(328)	(4)	97	(17)	(59)	12

Tax position in the statement of financial position

(in millions of euros)	December 31, 2020			December 31, 2019			December 31, 2018
	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
Orange SA tax group
• Current tax	—	359	(359)	—	385	(385)	—	438	(438)
• Deferred tax (1)	384	—	384	633	—	633	977	—	977
Spanish tax group
• Current tax	12	—	12	—	32	(32)	—	4	(4)
• Deferred tax (2)	—	95	(95)	11	—	11	50	—	50
Africa & Middle East
• Current tax	45	228	(183)	43	212	(168)	32	182	(150)
• Deferred tax	103	55	48	92	55	37	84	42	42
United Kingdom
• Current tax	—	4	(4)	—	30	(30)	—	34	(34)
• Deferred tax (3)	—	600	(600)	1	539	(538)	—	531	(531)
Other subsidiaries
• Current tax	70	82	(12)	76	90	(14)	87	97	(10)
• Deferred tax	244	105	139	255	108	147	255	58	197
Total
• Current tax	128	673	(545)	120	748	(629)	119	755	(636)
• Deferred tax	731	855	(124)	992	703	289	1,366	631	735

(1)	Mainly includes deferred tax assets on employee benefits.
(2)	The recognized deferred tax assets are offset by the deferred tax liabilities on the goodwill which is tax deductible.
(3)	Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2020	2019	2018
Net current tax assets / (liabilities) in the opening balance	(629)	(636)	(464)
Cash tax payments (1)	(1,160)	1,079	928
Change in income statement (2)	1,245	(1,093)	(1,116)
Change in other comprehensive income	—	—	—
Change in retained earnings (3)	(2)	48	0
Changes in the scope of consolidation	(0)	(1)	19
Translation adjustment	4	(1)	(3)
Reclassification and other items	(4)	(24)	—
Net current tax assets / (liabilities) in the closing balance	(545)	(629)	(636)

(1)	Includes in 2020 the reimbursement of 2,246 million euros in respect of the tax dispute for 2005-2006.
(2)	Includes a tax income of 2,246 million euros in 2020 in respect of the tax dispute for 2005-2006.
(3)	Mainly corresponds to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency and the tax effects of transaction costs and premium paid related to the refinancing of subordinated notes.

Change in net deferred tax

(in millions of euros)	2020	2019	2018
Net deferred tax assets / (liabilities) in the opening balance	289	735	931
Change in income statement	(396)	(354)	(197)
Change in other comprehensive income	(4)	(17)	12
Change in retained earnings	—	4	—
Change in the scope of consolidation	(2)	(76)	(10)
Translation adjustment	(10)	0	(7)
Reclassification and other items	(2)	(3)	6
Net deferred tax assets / (liabilities) in the closing balance	(124)	289	735

Deferred tax assets and liabilities by type

(in millions of euros)	December 31, 2020			December 31, 2019(1)			December 31, 2018
			Income			Income			Income
	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment
Provisions for employee benefit obligations	556	—	(154)	704	—	(169)	833	—	(25)
Fixed assets	552	1,275	(111)	614	1,216	(68)	721	1,123	(26)
Tax losses carryforward	3,887	—	8	3,895	—	8	3,914	—	(105)
Other temporary differences	2,690	2,821	(71)	2,812	2,858	(83)	1,245	1,146	(42)
Deferred tax	7,685	4,096	(327)	8,025	4,074	(312)	6,713	2,269	(198)
Depreciation of deferred tax assets	(3,714)	—	(69)	(3,661)	—	(41)	(3,709)	—	1
Netting	(3,241)	(3,241)	—	(3,372)	(3,372)	—	(1,638)	(1,638)	—
Total	731	855	(396)	992	703	(354)	1,366	631	(197)

(1)   2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).